Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of prepayments and other current assets, net

	As of December 31,
	2024	2025
	RMB	RMB	US$
Other receivables from advertisers	1,208,698	1,035,220	148,034
Advances to suppliers, net	50,767	52,700	7,536
Prepaid expenses	24,463	26,677	3,815
Inventories (i)	46,728	53,653	7,672
Receivable from third-party payment platform	47,298	25,042	3,581
Convertible loans	10,465	10,465	1,496
Others	92,109	83,069	11,881
Allowance for credit losses	(114,767)	(132,052)	(18,883)
Total	1,365,761	1,154,774	165,132

(i)
Inventories consist of materials, work in progress and finished goods, as of December 31, 2024 and 2025. For the years ended December 31, 2023, 2024 and 2025, the group recorded impairment of RMB2,627, RMB1,224 and RMB7,089 (US$1,014), respectively.

Schedule of movement in the allowance for credit losses

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2024	2025
	RMB	RMB	USD
Balance as of January 1	113,126	114,767	16,411
Addition	677	19,496	2,788
Amounts written off	(300)	(300)	(43)
Foreign Exchange effect	1,264	(1,911)	(273)
Balance as of December 31	114,767	132,052	18,883